NOTE 13 – CONVERTIBLE DEBT AND DERIVATIVE LIABILITY		6 Months Ended
	Sep. 08, 2026	Jun. 30, 2026
Debt Disclosure [Abstract]
NOTE 13 – CONVERTIBLE DEBT AND DERIVATIVE LIABILITY

NOTE 14 – CONVERTIBLE DEBT AND DERIVATIVE LIABILITY

CFI Capital LLC Convertible Note

On September 18, 2025, the Company issued a $150,000 convertible promissory note to CFI Capital LLC bearing interest at 6% per annum and maturing on September 18, 2026. The note is convertible into shares of the Company’s common stock, beginning six months after the issuance date. The conversion price is variable and is set at a significant discount to the market price, equal to 60% of the Company’s lowest trading price during the 15 trading days preceding the conversion date.

The total gross proceeds from the note were $150,000. However, the Company received net cash proceeds of $119,200, after deductions of $5,000 legal fee of the buyer, $10,800 of the underwriter commission, and $13,500 of original issue discount.

The Company elected the fair value model to account for the convertible note. The fair value was calculated using Mente Carlo valuation method. The fair value on issuance day was $158,687.

As of December 31, 2025, fair value was estimated as $162,167.

Labry’s Fund II Convertible Note

On December 10, 2025, the Company issued a $150,000 convertible promissory note to Labrys Fund II, LP bearing interest at 6% per annum and maturing on December 10, 2026. The note is convertible into shares of the Company’s common stock, beginning six months after the issuance date. The conversion price is variable and is set at a significant discount to the market price, equal to 60% of the Company’s lowest trading price during the 15 trading days preceding the conversion date.

The total gross proceeds from the note were $150,000. However, the Company received net cash proceeds of $119,200, after deductions of $3,500 legal fee of the buyer, $1,500 due diligence fee, $10,800 of the underwriter commission, and $15,000 of original issue discount.

The Company elected the fair value model to account for the convertible note. The fair value was calculated using Mente Carlo valuation method. The fair value on issuance day was $157,452.

As of December 31, 2025, fair value was estimated as $158,276.

Boot Capital LLC and Vanquish Funding Group Inc.

On December 18, 2025, the Company issued a $112,000 convertible promissory note to Boot Capital LLC, bearing interest at 12% per annum and maturing on September 15, 2026. The purchase price of the note was $100,000, resulting in net proceeds to the Company of $100,000.

On the same date, the Company issued a $137,760 convertible promissory note to Vanquish Funding Group Inc., also bearing interest at 12% per annum and maturing on September 15, 2026. The purchase price of the note was $123,000. After the deduction of legal fees and placement agent commissions, the Company received net proceeds of $101,000.

Both notes include a conversion feature that becomes exercisable upon the occurrence of certain events of default as stipulated in the respective agreements. Management concluded that the likelihood of such default events occurring is remote; therefore, the value of the conversion feature was determined to be minimal.

For the fiscal year ended December 31, 2025, the Company recognized interest expense of $4,020 related to these notes, calculated using the effective interest rate method over the term of the notes.

Repayment Contingency

If the Company elects to repay the convertible notes in cash prior to the date the conversion feature becomes exercisable (six months after the issuance date), the embedded derivative would expire unexercised. In such an event, the derivative liability would be derecognized, and the note would be settled at its principal amount plus any accrued interest through the repayment date. No further remeasurement or fair value adjustments would be required after settlement.

NOTE 13 – CONVERTIBLE DEBT AND DERIVATIVE LIABILITY

CFI Capital LLC Convertible Note

On September 18, 2025, the Company issued a $150,000 convertible promissory note to CFI Capital LLC bearing interest at 6% per annum and maturing on September 18, 2026. The note is convertible into shares of the Company’s common stock, beginning six months after the issuance date. The conversion price is variable and is set at a significant discount to the market price, equal to 60% of the Company’s lowest trading price during the 15 trading days preceding the conversion date.

The total gross proceeds from the note were $150,000. However, the Company received net cash proceeds of $119,200, after deductions of $5,000 legal fee of the buyer, $10,800 of the underwriter commission, and $15,000 of original issue discount.

The Company elected the fair value model to account for the convertible note. The fair value was calculated using Monte Carlo valuation method. The fair value on issuance day was $158,687.

On May 11, 2026, the Company repaid this note for $244,362 before maturity and extinguished this note payable. The repayment resulted in a loss on extinguishment of $78,081, which was recognized in the consolidated statements of operations for the six months ended June 30, 2026.

On June 5, 2026, the Company issued a $150,000 convertible promissory note to CFI Capital LLC bearing interest at 6% per annum and maturing on June 5, 2027. The note is convertible into shares of the Company’s common stock, beginning six months after the issuance date. The conversion price is variable and is set at a significant discount to the market price, equal to 60% of the Company’s lowest trading price during the 15 trading days preceding the conversion date.

The total principle of the note were $150,000. However, the Company received net cash proceeds of $119,200, after deductions of $5,000 legal fee of the buyer, $10,800 of the underwriter commission, and $15,000 of original issue discount.

The Company elected the fair value model to account for the convertible note. The fair value was calculated using Monte Carlo valuation method. The fair value on issuance day was $155,399. As a result, the Company recognized a loss on issuance of $20,399, representing the excess of the issuance day fair value over the sales price.

As of June 30, 2026, fair value was estimated as $153,251.

Labry’s Fund II Convertible Note

On December 10, 2025, the Company issued a $150,000 convertible promissory note to Labrys Fund II, LP bearing interest at 6% per annum and maturing on December 10, 2026. The note is convertible into shares of the Company’s common stock, beginning six months after the issuance date. The conversion price is variable and is set at a significant discount to the market price, equal to 60% of the Company’s lowest trading price during the 15 trading days preceding the conversion date.

The total gross proceeds from the note were $150,000. However, the Company received net cash proceeds of $119,200, after deductions of $3,500 legal fee of the buyer, $1,500 due diligence fee, $10,800 of the underwriter commission, and $15,000 of original issue discount.

The Company elected the fair value model to account for the convertible note. The fair value was calculated using Monte Carlo valuation method. The fair value on issuance day was $157,452.

On June 15, 2026, the Company has repaid this note for $222,600 before maturity and extinguished the note payable. The repayment resulted in a loss on extinguishment of $60,283, which was recognized in the consolidated statements of operations for the six months ended June 30, 2026.

Boot Capital LLC and Vanquish Funding Group Inc.

On December 18, 2025, the Company issued a $112,000 structured promissory note to Boot Capital LLC, bearing interest at 12% per annum and maturing on September 15, 2026. The purchase price of the note was $100,000, resulting in net proceeds to the Company of $100,000.

On the same date, the Company issued a $137,760 structured promissory note to Vanquish Funding Group Inc., also bearing interest at 12% per annum and maturing on September 15, 2026. The purchase price of the note was $123,000. After the deduction of legal fees and placement agent commissions, the Company received net proceeds of $101,000.

Both notes include a conversion feature that becomes exercisable upon the occurrence of certain events of default as stipulated in the respective agreements. Management concluded that the likelihood of such default events occurring is remote; therefore, the value of the conversion feature was determined to be minimal.

For the six months ended June 30, 2026, the Company recognized interest expense of $59,282 related to these notes, calculated using the effective interest rate method over the term of the notes. As of June 30, 2026, the carrying amount of this notes were $90,950.

Vista Capital Investment Convertible Note

On January 7, 2026, the Company issued a $110,000 convertible promissory note to Vista Capital Investment, LLC bearing interest at 12% per annum and maturing on January 7, 2027. The note is convertible into shares of the Company’s common stock, beginning six months after the issuance date. The conversion price is variable and is set at a significant discount to the market price, equal to 60% of the Company’s lowest trading price during the 15 trading days preceding the conversion date.

The total gross proceeds from the note were $110,000. However, the Company received net cash proceeds of $89,000, after deductions of $11,000 of the underwriter commission and $10,000 of original issue discount.

The Company elected the fair value model to account for the convertible note. The fair value was calculated using Monte Carlo valuation method. The fair value on issuance day was $118,580.

As of June 30, 2026, fair value was estimated as $283,787.

GS Capital Partners Self-Amortization Note

On April 16, 2026, the Company issued a $144,000 structured promissory note to GS Capital Partners, LLC bearing interest at 12% per annum and maturing on December 10, 2026. The note is self-amortizing with six monthly payments of $26,880 each, beginning on the 181st day anniversary of the issue date.

The sales price for the note were $126,000. However, the Company received net cash proceeds of $111,000, after deductions of $5,000 legal fee of the buyer, $10,000 of the underwriter commission, and $18,000 of original issue discount.

For the six months ended June 30, 2026, the Company recognized interest expense of $12,936 related to these notes, calculated using the effective interest rate method over the term of the notes.

Red Rock Development Group, LLC Convertible Note

On May 8, 2026, the Company issued a $445,000 convertible promissory note to Red Rock Development Group, LLC bearing interest at 10% per annum and maturing on May 8, 2027. The note is convertible into shares of the Company’s common stock. The conversion price is variable and is set at a significant discount to the market price, equal to 60% of the Company’s lowest trading price during the 15 trading days preceding the conversion date.

The total net cash proceeds from the note were $400,000, after deductions of $40,000 of original issue discount and $5,000 in associated legal fees.

The Company elected the fair value model to account for the convertible note. The fair value was calculated using Monte Carlo valuation method. The fair value on issuance day was $570,333. As a result, the Company recognized a loss on issuance of $170,333, representing the excess of the issuance day fair value over the sales price.

As of June 30, 2026, fair value was estimated as $653,069.

Willow Creek Capital Holdings, LLC Convertible Note

On May 8, 2026, the Company issued a $112,500 convertible promissory note to Willow Creek Capital Holdings, LLC bearing interest at 10% per annum and maturing on May 8, 2027. The note is convertible into shares of the Company’s common stock. The conversion price is variable and is set at a significant discount to the market price, equal to 60% of the Company’s lowest trading price during the 15 trading days preceding the conversion date.

The total net cash proceeds from the note were $100,000, after deductions of $10,000 of original issue discount, and $2,500 in associated legal fees.

The Company elected the fair value model to account for the convertible note. The fair value was calculated using Monte Carlo valuation method. The fair value on issuance day was $144,185. As a result, the Company recognized a loss on issuance of $41,685, representing the excess of the issuance day fair value over the sales price.

As of June 30, 2026, fair value was estimated as $165,102.

Vanquish Funding Group Inc.

On June 3, 2026, the Company issued a $231,840 structured promissory note to Vanquish Funding Group Inc., bearing interest at 12% per annum and maturing on March 15, 2027. The purchase price of the note was $207,000. After the deduction of legal fees and placement agent commissions, the Company received net proceeds of $184,000.

The Vanquish note includes a conversion feature that becomes exercisable upon the occurrence of certain events of default as stipulated in the respective agreements. Management concluded that the likelihood of such default events occurring is remote; therefore, the value of the conversion feature was determined to be minimal.

For the six months ended June 30, 2026, the Company recognized interest expense of $7,777 related to this note, calculated using the effective interest rate method over the term of the note.

Repayment Contingency

If the Company elects to repay the convertible notes in cash prior to the date the conversion feature becomes exercisable (six months after the issuance date), the embedded derivative would expire unexercised. In such an event, the derivative liability would be derecognized, and the note would be settled at its principal amount plus any accrued interest through the repayment date. No further remeasurement or fair value adjustments would be required after settlement.